Equity - Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 3,699,315	₩ 3,329,899
Planned regulatory provision (reversal) of loan losses	(37,228)	369,416
Ending balance	₩ 3,662,087	₩ 3,699,315